Annual Total Returns - Fidelity Advisor Freedom® Income Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® Income Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(1.52%)
Annual Return 2019	11.21%
Annual Return 2020	8.90%
Annual Return 2021	3.22%